UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-23928
Investment Company Act file number

Catalyst/Perini Strategic Income Fund
(Exact name of registrant as specified in charter)

36 North New York Avenue
Huntington, NY 11743
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Copies of information to:

JoAnn Strasser, Esq.
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215
(614) 469-3200

(614) 469-3200
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

Catalyst/Perini Strategic Income Fund (CSIOX)
Semi-Annual Report

March 31, 2026

Catalyst/Perini Strategic Income Fund
TABLE OF CONTENTS

Allocation of Portfolio Assets	1

Schedule of Investments	2

Statement of Assets and Liabilities	4

Statement of Operations	5

Statement of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	8

Additional Information	18

Catalyst/Perini Strategic Income Fund
Allocation of Portfolio Assets (a)
March 31, 2026 (Unaudited)

(a)	Percentages are based on total net assets of the Fund. Please refer to the Schedule of Investments in this semi-annual report for a listing of the Fund’s holdings.

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES - 25.5%	Par	Value
Banc of America Mortgage Securities, Inc., 1A7 Series 2008-A, Class 1A7, 0.30%, 01/20/2038 (a)	$20,390,906	$240,613
Chase Mortgage Finance Corp., A3X Series 2024-4, Class A3X, 0.50%, 03/25/2055 (a)(b)(c)	13,931,015	215,931
Countrywide Alternative Loan Trust, A17 Series 2007-12T1, Class A17, 6.00%, 06/25/2037 (a)	606,805	213,899
Countrywide Alternative Loan Trust, 2A5 Series 2007-22, Class 2A5, 6.50%, 09/25/2037 (a)	571,956	167,297
Countrywide Alternative Loan Trust, 1X1 Series 2005-27, Class 1X1, 1.24%, 08/25/2035 (a)(c)	3,158,638	124,134
Greenpoint Mortgage Funding Trust, 2X Series 2006-AR2, Class 2X, 1.20%, 03/25/2036 (a)	3,534,476	133,250
JP Morgan Mortgage Trust, B2X
Series 2019-7, Class B2X, 1.00%, 02/25/2050 (a)(b)(c)	6,854,704	279,672
Series 2019-8, Class B2X, 1.00%, 03/25/2050 (a)(b)(c)	10,214,824	413,700
JP Morgan Mortgage Trust, B1X
Series 2019-7, Class B1X, 1.25%, 02/25/2050 (a)(b)(c)	4,079,987	206,039
Series 2019-8, Class B1X, 1.25%, 03/25/2050 (a)(b)(c)	6,809,609	339,799
JP Morgan Mortgage Trust, B3X Series 2019-8, Class B3X, 0.75%, 03/25/2050 (a)(b)(c)	6,546,975	200,992
Master Adjustable Rate Mortgages Trust, X2 Series 2006-OA2, Class X2, 0.90%, 12/25/2046 (a)	27,120,392	960,062
Mill City Mortgage Trust, XS
Series 2018-2, Class XS, Zero Coupon, 05/25/2058 (a)(b)(d)	93,313,276	419,910
Series 2018-3, Class XS, Zero Coupon, 08/25/2058 (a)(b)(c)	120,577,898	590,832
Series 2018-4, Class XS, Zero Coupon, 04/25/2066 (a)(b)(c)	178,410,351	838,529
Series 2019-GS1, Class XS, 0.08%, 07/25/2059 (a)(b)	167,292,953	853,194
New Residential Mortgage Loan Trust, X1 Series 2019-1A, Class X1, 0.10%, 09/25/2057 (a)(b)	26,682,944	128,078
New Residential Mortgage Loan Trust, Series 2019-6A, Class A1IB, 0.50%, 09/25/2059 (a)(b)(c)	24,178,349	326,408
RALI Trust, XC Series 2006-QO5, Class XC, 1.38%, 05/25/2046 (a)(c)	22,239,169	1,518,935
RALI Trust, XN Series 2006-QO5, Class XN, 1.81%, 05/25/2046 (a)(c)	17,267,559	1,006,699
RALI Trust, X1 Series 2006-QO7, Class X1, 0.90%, 09/25/2046 (a)	16,992,351	710,280
RALI Trust, AV
Series 2006-QS12, Class AV, 0.46%, 09/25/2036 (a)(c)	24,467,268	389,030
Series 2007-QS3, Class AV, 0.36%, 02/25/2037 (a)(c)	17,626,186	239,716
RALI Trust, AXP Series 2006-QO9, Class AXP, 0.25%, 12/25/2046 (a)(e)	32,220,903	347,986
RALI Trust, X Series 2005-QO5, Class X, 1.68%, 01/25/2046 (a)(c)	4,121,170	332,166
Residential Asset Securitization Trust, AX Series 2007-A9, Class AX, 7.00%, 09/25/2037 (a)(c)	1,638,564	363,597
Rithm Capital Corp., Series 2020-2A, Class B4IA, 2.18%, 10/25/2046 (a)(b)(c)	6,333,960	225,489
Rithm Capital Corp., X2 Series 2020-1A, Class X2, 0.11%, 10/25/2059 (a)(b)(c)	27,613,166	104,930
Structured Asset Mortgage Investments, Inc., X Series 2006-AR8, Class X, 0.40%, 10/25/2036 (a)	45,420,901	758,529
Washington Mutual Alternative Mortgage Pass-Through Certificates, 3X2 Series 2006-AR8, Class 3X2, 0.50%, 10/25/2046 (a)	6,474,934	126,261
TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,862,414)		12,775,957

ASSET-BACKED SECURITIES - 24.8%	Par	Value
American Home Mortgage Investment Trust 2007-A, 5.80%, 01/25/2037 (b)	7,461,756	1,296,107
Ameriquest Mortgage Securities, Inc. Asset-Backed Pa, M7 Series 2005-R10, 5.97% (TSFR1M + 228.95%), 01/25/2036	1,684,281	2,551,686
CSMC Mortgage-Backed Trust 2007-1, Series 2007-1, 6.22%, 02/25/2037	10,415,000	580,115
CWABS Asset-Backed Certificates Trust 2006-9, Series 2006-9, 5.99%, 10/25/2046	167,731	241,532
Fremont Home Loan Trust, B1 Series 2004-A, Class B1, 6.33% (1 mo. Term SOFR + 2.65%), 01/25/2034	1,059,846	686,250
Lehman XS Trust, 3AX Series 2007-2N, Class 3AX, 2.00%, 02/25/2037 (a)(c)	15,377,527	1,340,920
RASC Trust, Series 2006-KS4, Class M4, 0.56% (1 mo. LIBOR US + 0.35%), 06/25/2036 (f)	10,957,000	849,168
RASC Trust, M2S Series 2007-KS3, Class M2S, 4.53% (1 mo. Term SOFR + 0.85%), 04/25/2037	611,850	775,520
Saxon Asset Securities Trust, ES
Series 2004-3, Class ES, 0.30%, 12/26/2034 (a)(e)	19,474,082	208,373
Series 2005-1, Class ES, 0.30%, 05/25/2035 (a)(e)	19,302,144	216,184
Series 2005-2, Class ES, 0.30%, 10/25/2035 (a)(e)	23,100,952	258,731
Series 2005-3, Class ES, 0.30%, 11/25/2035 (a)(e)	35,160,438	411,377
Series 2006-1, Class ES, Zero Coupon, 03/25/2036 (a)(d)(e)	30,186,910	362,243
Series 2006-3, Class ES, Zero Coupon, 10/25/2046 (a)(d)(e)	87,817,892	1,106,505
Soundview Home Equity Loan Trust, X1 Series 2007-OPT5, Class X1, 0.68%, 10/25/2037 (a)(c)	18,410,446	559,678
Stifel SBA IO Trust, Series 2026-1A, Class A1, 3.33%, 01/25/2037 (a)(b)(c)	10,934,379	962,225
TOTAL ASSET-BACKED SECURITIES (Cost $13,207,669)		12,406,614

Catalyst/Perini Strategic Income Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.0%	Par	Value
Bear Stearns Asset Backed Securities Trust, 22A1 Series 2006-AC2, Class 22A1, 4.14% (1 mo. Term SOFR + 0.46%),
03/25/2036	$4,446,678	$414,875
Bear Stearns Asset Backed Securities Trust, 22A3 Series 2006-AC2, Class 22A3, 4.14% (1 mo. Term SOFR + 0.46%),
03/25/2036	4,286,826	399,961
Countrywide Home Loan Mortgage Pass Through Trust, M Series 2004-6, Class M, 24.27%, 05/25/2034 (c)	69,328	154,254
Credit Suisse Mortgage Capital Certificates, 3A3 Series 2006-5, Class 3A3, 6.50%, 06/25/2036	6,103,083	933,772
CSAB Mortgage-Backed Trust 2006-1, Series 2006-1, 7.05%, 06/25/2036	31,027,900	707,436
GSAA Home Equity Trust 2006-14, 4.35%, 09/25/2036	7,488,000	315,245
Harborview Mortgage Loan Trust, 2A2B Series 2006-12, Class 2A2B, 4.29% (1 mo. Term SOFR + 0.61%), 01/19/2038	963,777	1,587,822
Merrill Lynch Mortgage Investors, Inc., M1 Series 2005-A2, Class M1, 5.14%, 02/25/2035 (c)	2,057,529	1,779,762
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class B2, 5.22%, 07/25/2034 (c)	427,070	437,746
New Century Alternative Mortgage Loan Trust 2006-A, 4.49%, 10/25/2036	3,171,000	107,180
Residential Asset Securitization Trust, 3A1 Series 2007-A8, Class 3A1, 6.23%, 08/25/2047 (c)	1,651,240	582,062
TBW Mortgage Backed Pass Through Certificates, A6B Series 2007-2, Class A6B, 6.65%, 07/25/2037 (e)	3,295,120	125,544
TBW Mortgage Backed Pass Through Certificates, A2B Series 2007-2, Class A2B, 5.91%, 07/25/2037 (c)	1,963,000	75,772
TBW Mortgage Backed Pass Through Certificates, A3B Series 2007-2, Class A3B, 6.04%, 07/25/2037 (c)	1,525,000	58,865
TBW Mortgage-Backed Trust 2007-1, Series 2007-1, 6.89%, 03/25/2037	7,458,000	299,812
Washington Mutual Mortgage Pass-Through Certificates, Series Trust, 4.19% (TSFR1M + 51.45%), 02/25/2037	12,571,492	1,529,951
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,254,136)		9,510,059

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 28.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (g)(h)	14,133,908	14,133,908
TOTAL MONEY MARKET FUNDS (Cost $14,133,908)		14,133,908

PRIVATE SENIOR SECURED COMMERCIAL REAL ESTATE LOANS - 4.6%	Acquisition Date	Cost	Value
FV Redlands, LLC, 14.00%, 04/03/2026 (i)	01/06/2025	2,000,000	2,308,400
TOTAL PRIVATE SENIOR SECURED COMMERCIAL REAL ESTATE LOANS (Cost $2,000,000)			2,308,400

TOTAL INVESTMENTS - 102.1% (Cost $52,458,227)			51,134,938
Liabilities in Excess of Other Assets - (2.1)%			(1,071,396)
TOTAL NET ASSETS - 100.0%			$50,063,542

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

IO - Interest Only

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

SOFR - Secured Overnight Financing Rate

(a)	Interest only security.

(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $6,105,728 or 12.0% of the Fund’s net assets.

(c)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(d)	Zero coupon bonds make no periodic interest payments.

(e)	Step coupon bond. The rate disclosed is as of March 31, 2026.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

(h)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the Securities and Exchange Commission’s EDGAR database at www.sec.gov.

(i)	Investments in limited liability companies are restricted and deemed to be illiquid in nature as defined by the Securities and Exchange Commission. See Note 7.

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Statement of Assets and Liabilities
March 31, 2026 (Unaudited)

Assets
Investments, at fair value (cost $52,458,227)	$51,134,938
Interest receivable	858,797
Receivable for fund shares sold	10,618
Prepaid expenses and other assets	18,644
Total assets	52,022,997

Liabilities
Payable for investments purchased	44,052
Payable to custodian	1,816,883
Payable to advisor (Note 4)	39,018
Professional fees payable	14,434
Fund administration and accounting fees payable	1,757
Legal administration/management services fees payable	1,714
Transfer agent fees payable	7,958
Other accrued expenses	33,639
Total liabilities	1,959,455

Commitments and Contingent Liabilities (Note 8)
Net assets	$50,063,542

Net Assets consist of:
Paid-in capital — (unlimited shares authorized — $0.001 par value)	$52,251,063
Total distributable earnings / (Accumulated loss)	(2,187,521)
Net assets	$50,063,542

Net asset value, price per share (5,206,366 shares)	$9.62

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Statement of Operations
Six Months Ended March 31, 2026 (Unaudited)

Investment income
Interest income	$2,705,768
Dividend income	113,399
Total investment income	2,819,167

Expenses
Investment advisory fees (Note 4)	358,471
Fund administration and accounting fees	71,206
Professional fees	66,751
Legal administration/management services fees (Note 4)	25,797
Registration fees	24,715
Transfer agent fees	22,204
Trustees’ fees	20,943
Compliance officer fees (Note 4)	11,536
Shareholder reporting expense	3,932
Custodian fees	2,869
Other expenses	39,731
Total expenses prior to expense limitation agreement	648,155

Expense limitation (Note 4)	(172,583)
Net expenses	475,572
Net investment income	2,343,595

Realized and unrealized gains (losses)
Net realized gain/(loss) on:
Investments	38,155
Net realized gains	38,155
Net change in unrealized appreciation (depreciation) of:
Investments	(1,724,742)
Net change in unrealized depreciation	(1,724,742)
Net realized and unrealized losses	(1,686,587)
Net increase in net assets resulting from operations	$657,008

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2026	Year Ended September
	(Unaudited)	30, 2025
Increase (decrease) in net assets resulting from operations
Net investment income	$2,343,595	$4,243,245
Net realized gain/(loss)	38,155	(178,560)
Net change in unrealized appreciation (depreciation)	(1,724,742)	420,472
Net increase (decrease) in net assets resulting from operations	657,008	4,485,157

Distributions to shareholders
Net investment income	(2,946,512)	(4,275,629)
Total distributions to shareholders	(2,946,512)	(4,275,629)

Shareholder transactions - (Note 10)
Subscriptions	8,761,786	18,555,456
Shares issued in reinvestment of distributions	214,616	120,001
Shares redeemed	(83,533)	(1,020,438)
Increase from shareholder transactions	8,892,869	17,655,019
Net increase (decrease) in net assets	6,603,365	17,864,547
Net assets
Beginning of period	43,460,177	25,595,630
End of period	$50,063,542	$43,460,177

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Financial Highlights

				For the period from
	Six Months Ended			Commencement of
	March 31, 2026	Year Ended		Operations to
	(Unaudited)	September 30, 2025		September 30, 2024*
Per share operating performance(1)
Net asset value, beginning of period	$10.06	$9.97		$10.00
Activity from investment operations:
Net investment income	0.49	1.19		0.14
Net realized and unrealized gain/(loss)	(0.31)	0.05		(0.02)
Total from investment operations	0.18	1.24		0.12
Distributions from:
Net investment income	(0.62)	(1.15)		(0.15)
Net realized gain/loss	—	—		—
Total distributions	(0.62)	(1.15)		(0.15)
Net asset value, end of period	$9.62	$10.06		$9.97
Total return (2)	1.75%	13.11%		1.16%
Ratios to average net assets (3)(5)
Expenses, before reimbursement	2.71%	3.15%		4.69%
Expenses, after reimbursement	1.99%	2.02	% (4)	1.99%
Net investment income, before reimbursement	9.08%	10.61%		6.44%
Net investment income, after reimbursement	9.81%	11.75%		9.15%
Supplemental data
Net assets, end of period (000’s)	$50,064	$43,460		$25,596
Portfolio turnover rate (2)	4%	19%		10%

*	The date of commencement of operations was August 2, 2024.

(1)	Per share calculations were performed using average shares.

(2)	Not annualized

(3)	Annualized

(4)	Extraordinary Legal Fees of 0.03% are excluded from the expense limitation of 1.99%.

(5)	The expense and net investment income ratios do not include income or expenses of the limited liability companies in which the Fund invests.

See accompanying notes to financial statements

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements
March 31, 2026 (Unaudited)

1.	Organization

Catalyst/Perini Strategic Income Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust (“Trust”) on November 28, 2023. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Declaration of Trust, or unless and until required by law.

The Fund’s investment objective is to seek total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in domestic asset-backed fixed income securities, including agency and non-agency residential and commercial mortgage-backed securities; collateralized mortgage obligations; stripped mortgage-backed securities; securities backed by automobiles, aircraft, credit card receivables and businesses; loan participation interests; and mezzanine and preferred equity investments in commercial real estate assets. The Fund may have exposure to direct lending through its investments. The Fund expects that, under normal market conditions, a significant portion of its assets will be invested in non-agency residential mortgage-backed securities and private senior secured commercial real estate backed loans. Non-agency residential mortgage-backed securities are issued by private entities such as commercial banks, savings associations and mortgage bankers. The Fund invests in non-investment grade mortgage-backed securities. The Fund may also invest in money-market funds and other cash equivalents.

Catalyst Capital Advisors LLC (the “Advisor”), a New York limited liability company, serves as the Fund’s investment advisor. The Advisor oversees the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program. Perini Capital, LLC, a New Mexico limited liability company, serves as the Fund’s investment sub-advisor (the “Sub-Advisor”). Under the general oversight of the Fund’s Board of Trustees (the “Board”) and supervision by the Advisor, the Sub-Advisor is responsible for the day-to-day management of the Fund’s investment portfolio. Both the Advisor and Sub-Advisor are registered as investment advisors under the Investment Advisers Act of 1940, as amended.

The Board is responsible for overseeing the management and operations of the Fund on behalf of the Fund’s shareholders. The Board is comprised of three independent trustees. Among other things, the Board adopts the investment and other policies of the Fund, appoints officers to manage the Fund’s day-to-day operations, selects the Fund’s investment advisors and other service providers and approves their fees, provides ongoing oversight of the performance of the Fund and its service providers, and oversees conflicts of interest, as well as the Fund’s compliance program.

2.	Summary of Significant Accounting Policies

The following significant accounting policies are in conformity with United States generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Fund in the preparation of its financial statements. The Fund’s officers have determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including Accounting Standards Update 2013-08, for the

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

purpose of financial reporting. The Fund’s financial statements are stated in U.S. dollars. Initial organizational and offering expenses were paid for by the Sub-Advisor and are not subject to recoupment.

Use of Estimates – The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents – Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less.

Distribution of Income and Gains – The Fund declares and makes distributions of investment company taxable income after payment of the Fund’s operating expenses monthly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions are recorded on the ex-dividend date.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term realized capital gains being treated as ordinary income for tax purposes.

Investment Transactions, Income Recognition and Expenses – Investment transactions are recorded on the trade date. The Fund recognizes income and records expenses on an accrual basis. Interest income is net of amortization/accretion of any premiums/discounts, if any, from purchases. The changes in fair value of the investments are included in net change in unrealized appreciation/depreciation of investments in the Statement of Operations. Realized gains and losses from investments are calculated using specific identification. The Fund will indirectly bear a portion of income and expenses related to the Limited Liability Companies (“LLCs”) held by the Fund. That income and those expenses are recorded in the Fund’s financial statements as unrealized appreciation/(depreciation) and not as income or expense on the Statement of Operations.

3.	Portfolio Valuation and Fair Value Measurements

The Board has adopted Valuation Procedures (the “Valuation Procedures”) pursuant to which the Fund values its investments to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board has named the Advisor its valuation designee (the “Valuation Designee”), and the Advisor is responsible for fair valuing securities and assets without readily available market quotations as determined in good faith.

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes. The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 Inputs — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 Inputs — Inputs included in Level 1 that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data.

Level 3 Inputs — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$—	$12,775,957	$—	$12,775,957
Asset-Backed Securities	—	12,406,614	—	12,406,614
Collateralized Mortgage Obligations	—	9,510,059	—	9,510,059
Money Market Funds	14,133,908	—	—	14,133,908
Private Senior Secured Commercial Real Estate Loans Measured at NAV(1)	—	2,308,400	—	2,308,400
Total Investments	$14,133,908	$37,001,030	$—	$51,134,938

(1)	Certain investments measured at fair value using net asset value (“NAV”) per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of assets and liabilities.

The Fund accesses loan participation interests via LLC special purpose vehicles. The LLCs are typically established for the purpose of originating loans secured by commercial real estate. In many cases, membership interests in LLCs are not readily redeemable and require approval to transfer interests. The loans tend to be shorter duration in nature and may make distributions to the Fund throughout the course of the loan. Due to the nature of the LLCs held by the Fund, changes in market conditions and the economic environment may significantly impact the value of the LLCs and the fair value of the Fund’s interests in the LLCs. Furthermore, changes to the liquidity provisions of the LLCs may significantly impact the fair value of the Fund’s interests in the LLCs. Under some circumstances, the Valuation Designee may determine, based on other information available to the Fund or the Valuation Designee, that an LLC’s reported valuation does not represent fair value. If it is determined that the LLC’s reported valuation does not represent fair value, the Valuation Designee may choose to make adjustments to reflect the fair value. During the six-month period ended March 31, 2026, no such adjustments were deemed necessary by the Valuation Designee. In addition, the Valuation Designee may not have an LLC’s reported valuation as of a particular fiscal period end. In such cases, the Valuation Designee would determine the fair value of an LLC based on any relevant information available at the time. The Board has also established procedures for the valuation of investment securities other than securities of LLCs, if any, held directly by the Fund.

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

4.	Investment Advisory Fee, Related Party Transactions and Other

The Fund has entered into an investment advisory agreement (the “Investment Advisory Agreement”) with the Advisor. Under the terms of the Investment Advisory Agreement, the Fund compensates the Advisor for its services at the annual rate of 1.50% of the Fund’s average daily net assets, payable on a monthly basis in arrears. The Sub-Advisor is paid by the Advisor, not the Fund. For the six-month period ended March 31, 2026, the Fund incurred investment advisory fees of $358,471 excluding fee waivers.

Pursuant to the expense limitation agreement between the Fund and the Advisor, the Advisor has agreed to waive its fees and/or pay Fund expenses to the extent necessary to limit the annual Fund operating expenses and ordinary operating expenses, such as advisory fees (including organizational and offering expenses), but excluding (i) acquired fund fees and expenses; (ii) distribution fees; (iii) brokerage commissions and trading costs; (iv) interest (including borrowing costs and overdraft charges); and (v) extraordinary expenses, such as regulatory inquiry and litigation expenses), to the extent that Fund annual operating expenses exceed 1.99% of the Fund’s average daily net assets. The expense limitation agreement will remain in effect until at least January 31, 2027, unless and until the Board approves its modification or termination. After the initial term, the expense limitation agreement may by renewed at the Advisor’s and Board’s discretion. The expense limitation agreement may be terminated only with the approval of the Board. In consideration of the Advisor’s agreement to limit the annual Fund operating expenses, the expense limitation agreement also provides that the Advisor may recoup from the Fund any fees waived and/or expenses paid pursuant to the agreement, except for organizational and offering expenses, for a period of up to three years from the date of the waiver and/or expense payment, provided such recoupment does not cause the annual Fund operating expenses to exceed the expense limit in effect when the fees were waived or expenses paid, or the expense limit in effect at the time of the recoupment. The Advisor’s waived fees and reimbursed expenses that are subject to potential recoupment are as follows:

	Amount
	Waived or
	Expenses		Amount Subject to
	Reimbursed by	Amount	Potential
Fiscal Year Incurred	the Advisor	Recouped	Reimbursement	Expiration Date
September 30, 2024	$107,421	$—	$107,421	September 30, 2027
September 30, 2025	$410,531	$—	$410,531	September 30, 2028
September 30, 2026	$172,583	$—	$172,583	September 30, 2029

U.S. Bank Global Fund Services (“Fund Services”) serves as administrator, accounting agent, and transfer agent. U.S. Bank National Association serves as custodian for the securities and cash of the Fund’s portfolio.

Pursuant to the Management Services Agreement between the Fund and MFund Services LLC (“MFund”), an affiliate of the Advisor, MFund provides the Fund with various management and legal administrative services (the “Management Services Agreement”). For these services, the Fund pays MFund an annual fixed fee of $5,000 plus an annual asset-based fee in accordance with the following schedule: 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

$100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion and above. In addition, the Fund reimburses MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. These amounts are recorded within Legal administration/management services fees in the Statement of Operations.

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund provides chief compliance officer services to the Fund. For these services, the Fund pays MFund a monthly base fee of $1,200 and $400 for the advisor and the sub-advisor, plus an asset-based fee of 0.0025%. In addition, the Fund reimburses MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. These amounts are recorded within Compliance officer fees in the Statement of Operations.

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter, within the meaning of the 1940 Act, and acts as distributor of the Fund’s shares on a commercially reasonable efforts basis, subject to various conditions. The Fund’s shares are offered for sale through the Distributor at NAV. The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund’s shares. In reliance on Rule 415 under the Securities Act of 1933, as amended, the Fund intends to offer to sell its shares, on a continual basis, through the Distributor.

5.	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code necessary to qualify as a regulated investment company, and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as Income tax expense on the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

At September 30, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings and cost of investments on a tax basis were as follows:

Tax cost of investments	$42,317,451
Gross unrealized appreciation	1,812,291
Gross unrealized depreciation	(1,410,837)
Net unrealized appreciation / (depreciation)	401,454
Undistributed ordinary income	277,351
Other accumulated losses	(533,900)
Other temporary differences	—
Total accumulated deficit	$144,905

At September 30, 2025, the Fund had short-term and long-term capital loss carryforwards of $(532,926) and $(974) respectively, that will not expire.

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

The tax character of the distributions paid during the fiscal year ended September 30, 2025, were as follows:

	Ordinary Income	Total
September 30, 2025*	$4,275,629	$4,275,629
September 30, 2024	$371,101	$371,101

*	The final tax character of any distribution declared during 2025 was determined in January 2026 and reported to shareholders on IRS Form 1099-DIV in accordance with federal income tax regulations.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or NAV per share. For the fiscal year ended September 30, 2025, the Fund did not make any permanent book to tax reclassifications.

6.	Investment Transactions

For the six month period ended March 31, 2026, the Fund purchased (at cost) and sold interests (proceeds) in investment securities in the amount of $3,240,093 and $1,335,954 (excluding short-term securities), respectively.

7.	Investments in Limited Liability Companies

The following table summarizes the Fund’s investments in LLCs held as of the six month period ended March 31, 2026:

		Redemption	Unfunded	Redemption Restrictions /
Investment	Investment Strategy	Terms	Commitments	Expected Liquidation
FV Redlands, LLC	To invest in a private loan related to real estate development.	Not redeemable.	$0	Investment is subject to investment restrictions. Liquidation date is uncertain.

8.	Commitments and Contingencies

The Trust indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

9.	Risk Considerations

Investing in the Fund’s shares is subject to risks, including the risks set forth in the “Risk Factors” section of the prospectus, which include, but are not limited to, the following:

Residential and Commercial Mortgage-Backed and Asset-Backed Securities Risk – Because the Fund may concentrate its investment in mortgage-related and/or asset-backed securities, the Fund is subject to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Fixed Income Securities Risk – When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.

Prepayment Risk – In the event of a prepayment of all or a portion of the remaining unpaid principal amount of a loan to which the Fund has investment exposure, the Fund will receive such prepayment, but further interest will cease to accrue on the prepaid portion of the loan after the date of the prepayment.

Valuation Risk – Many of the Fund’s investments may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Fund will value such investments in accordance with fair value procedures adopted by the Board.

Non-Diversification Risk – The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with, and developments affecting, that issuer than a fund that invests more widely.

Liquidity Risk – There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments are also subject to liquidity risk.

Repurchase Policy Risks – Quarterly repurchases by the Fund of its shares typically are funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor or Sub-Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover.

Bank Loans and Participations Risk – The Fund may acquire interests in loans either directly (by way of assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all of the rights and obligations of the assigning institution and becomes a contracting party under the loan agreement with respect to the loan; however, its rights can be more restricted than those of the assigning institution. Participations in a portion of a loan typically result in a contractual relationship only with the institution participating in the interest and not with the obligor. Bank loans and participations are subject to unique risks, including (i) the possible avoidance of an investment transaction as a “preferential transfer,” “fraudulent conveyance” or “fraudulent transfer,” among other avoidance actions, under relevant bankruptcy, insolvency and/or creditors’ rights laws, (ii) so-called “lender liability” claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations, (iv) limitations on the ability of the Fund to directly enforce its rights with respect to

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

participations, and (v) the contractual nature of participations where the Fund takes on the credit risk of the agent bank rather than the actual counterparty.

The Fund would, in such a case, have the right to receive payments of principal and interest to which it is entitled only from the institution selling the participation, and not directly from the obligor, and only upon receipt by such institution of such payments from the obligor. As the owner of a participation, the Fund generally will have no right to enforce compliance by the obligor with the terms of the loan agreement or to vote on amendments to the loan agreement, nor any rights of set-off against the obligor, and the Fund may not directly benefit from collateral supporting the loan in which it has purchased the participation. In addition, in the event of the insolvency of the selling institution, the Fund may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the applicable loan. Consequently, the Fund will assume the credit risk of both the obligor and the institution selling the participation to the Fund. As a result, concentrations of participations from any one selling institution would subject the Fund to an additional degree of risk with respect to defaults by such selling institution.

The Fund may gain exposure to loan participation interests through investments in privately offered limited liability companies or similar private investment vehicles that hold such loan interests. Investments in these private vehicles may be subject to additional risks, including limited liquidity, restrictions on transfer, reduced transparency into the underlying loan assets, valuation risks associated with interests that do not have an active market, and reliance on the manager or lead lender of the private vehicle. In such cases, the Fund may not have direct creditor rights with respect to the underlying loans, which may increase the risk of loss.

10.	Repurchase Offers

The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy that it will make quarterly repurchase offers for no less than 5%, and no more than 25%, of the Fund’s shares outstanding at NAV less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (as defined below), or the next business day if the 14th is not a business day (each such pricing date, a “Repurchase Pricing Date”) . Repurchases are recorded on the Repurchase Request Deadline. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”).

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

During the six-month period ended March 31, 2026, the Fund completed two quarterly repurchase offers. In each of the offers that commenced on December 12, 2025 and March 12, 2026, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the applicable Repurchase Pricing Date. The results of these repurchase offers are as follows:

	Percentage of
	Outstanding					Percentage of
Repurchase	Shares the Fund		Pricing		Number of	Outstanding
Request	offered to	Repurchase	Date	Amount	Shares	Shares
Deadline	Repurchase	Pricing Date	NAV	Repurchased	Repurchased	Repurchased
12/12/2025	5%	12/12/2025	$10.01	$56,194	5,597	0.12%
3/12/2026	5%	3/12/2026	$10.03	$27,339	2,781	0.06%

If shareholders tender for repurchase more shares than the number of shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of shares that the Fund is offering to purchase by up to two percent (2%) of the number of shares outstanding on the Repurchase Request Deadline. If the number of shares tendered for repurchase exceeds the number of shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before pro rating other amounts tendered. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder’s account are tendered. Transactions involving the Fund’s shares were as follows:

	Six Month Ended		Year Ended
	March 31, 2026		September 30, 2025
	Shares	Amount	Shares	Amount
Shares Sold	874,608	$8,761,786	1,839,853	$18,555,456
Reinvested Dividends	21,692	214,616	11,926	120,001
Shares Redeemed	(8,378)	(83,533)	(99,925)	(1,020,438)

Net Increase in Net Assets	887,922	$8,892,869	1,751,854	$17,655,019

11.	Segment Reporting

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The portfolio managers of the Fund act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole

Catalyst/Perini Strategic Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

12.	Line of Credit Arrangement

The Fund (the “Borrower”) opened a secured Line of Credit Arrangement (“LOC”), effective April 21, 2025, with U.S. Bank National Association (the “Bank”). The LOC has a maturity date of April 20, 2027, under which borrowing is limited to the lesser of (i) $2,500,000, (ii) 10% of the gross market value of the Borrower and, (iii) 33 and 1/3% of the gross market value (as determined solely by the Bank using consistently-applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Borrower which are recorded on the Borrower’s books and records as belonging solely to the Borrower and are held by the Bank as sole custodian. The proceeds of the loans may only be used by the Borrower for short-term liquidity purposes in connection with periodic repurchases. The Borrower will be charged the prime rate. For the six-month period ended March 31, 2026, the Borrower had not utilized the LOC.

13.	Subsequent Events

Subsequent events after the date of these financial statements have been evaluated through the date the financial statements were issued. The Fund’s officers have determined that there were no subsequent events that would need to be recognized or disclosed in the financial statements.

Catalyst/Perini Strategic Income Fund
Additional Information
March 31, 2026 (Unaudited)

Renewal of Advisory Agreement between Catalyst/Perini Strategic Income Fund and Catalyst Capital Advisors LLC.

At an in-person meeting held on February 26, 2026, the Board of Trustees (the “Board”) of Catalyst/Perini Strategic Income Fund (the “Fund”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Fund, discussed the renewal of the advisory agreement (the “Advisory Agreement”) between the Fund and Catalyst Capital Advisors LLC (“Catalyst”).

The Board reviewed and discussed the completed questionnaire submitted by Catalyst in connection with the proposed renewal of the Advisory Agreement (the “Catalyst 15(c) Response”). The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions that the Board reached were based upon a comprehensive evaluation and discussion of all the information provided for the Fund with respect to the renewal of the Advisory Agreement and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In connection with its deliberations regarding approval of the Advisory Agreement, the Board reviewed materials prepared by Catalyst and considered the information presented at Board meetings throughout the year.

Review of Catalyst 15(c) Response

Nature, Extent, and Quality of Services. The Board discussed Catalyst’s key personnel servicing the Fund and noted that it was familiar with the strong level of services that Catalyst provided. The Board considered that Catalyst provided oversight of Perini Capital as the Fund’s sub-adviser, oversaw Perini Capital’s compliance and risk management program, and regularly analyzed and reviewed portfolio performance and risks. The Board acknowledged that Catalyst coordinated and monitored other services for the Fund, including administration, fund accounting, 15(c) responses, and regulatory compliance and also provided services to support compliance with all relevant rules and regulations. The Board noted that Catalyst coordinated with third-party service providers on matters related to fund management, administration, and accounting. The Board recognized that Catalyst provides other critical operational and regulatory functions. The Board discussed Catalyst’s compliance program and agreed that it was appropriately focused on risk management. The Board concluded that Catalyst provided quality, comprehensive services to the Fund.

Performance. The Board reviewed the Fund’s performance in relation to that of its peer group; the Morningstar Nontraditional Bond and Morningstar Multisector Bond categories; and its benchmark indices, the Bloomberg U.S. Aggregate Bond Total Return Index and Bloomberg Mortgage-Backed Securities Index, for the one-year and since inception (August 2, 2024) periods ended December 31, 2025. The Board noted that the Fund outperformed the peer group, the Morningstar Nontraditional Bond category, and both benchmark indices for each period. The Board recognized the Fund outperformed the Morningstar Multisector Bond category for the one-year period, and underperformed that category for the since-inception period. The Board concluded that the Fund’s performance was satisfactory.

Catalyst/Perini Strategic Income Fund
Additional Information (continued)
March 31, 2026 (Unaudited)

Fees and Expenses. The Board discussed the Fund’s advisory fee and compared it to the advisory fees charged to the peer group funds, and the funds in the Fund’s Morningstar category. The Board reviewed the expense limitation agreement in place with respect to the Fund and noted that Catalyst intended to renew the agreement for an additional year. The Board discussed the allocation of fees between Catalyst and Perini Capital in relation to the services provided.

The Board noted that the Fund’s advisory fee was higher than the average, but within the range of, advisory fees paid by funds in the peer group and Morningstar Nontraditional Bond category, but higher than advisory fees paid by funds in the Morningstar Multisector Bond category. The Board considered Catalyst’s explanation that its advisory fee is higher due to the specialized, alternative nature of the Fund’s investment strategy. The Fund’s net expenses were lower than the peer group average and higher than the average, but within the range of the expense ratios for both Morningstar categories. The Board concluded that the Fund’s fees and expenses were not unreasonable.

Profitability. The Board reviewed an analysis from Catalyst demonstrating that Catalyst realized a slight profit from its management of the Fund. The Board determined that excessive profitability was not an issue for Catalyst at this time.

Economies of Scale. The Board noted that the advisory agreement with Catalyst did not include breakpoints to reduce the fee rate based on certain levels of assets. The Board recognized that the Fund’s shareholders benefited from the expense limitation agreement in place. The Board discussed the additional benefits to shareholders if the Fund reached asset levels that provide material economies of scale. The Board agreed that it would revisit breakpoints at the next renewal of the Advisory Agreement.

“Fall-out” Benefits. The Board considered fall-out benefits that Catalyst received from its relationship with the Fund, including the fact that the Fund utilized affiliates to provide certain services.

Conclusion. Having requested, reviewed, and discussed in depth such information from Catalyst as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded the renewal of the Advisory Agreement was in the best interest the Fund and its shareholders.

Catalyst/Perini Strategic Income Fund
Additional Information (continued)
March 31, 2026 (Unaudited)

Renewal of Sub-Advisory Agreement for Catalyst/Perini Strategic Income Fund

At an in-person meeting held on February 26, 2026, the Board, including a majority of the Independent Trustees discussed the renewal of sub-advisory agreement (the “Sub-Advisory Agreement”) between Catalyst Advisors LLC (“Catalyst”) and Perini Capital, LLC (“Perini”).

The Board reviewed the completed questionnaire submitted by Perini in connection with the proposed renewal of the Sub-Advisory Agreement (“15(c) Response”). The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of counsel and its own business judgment in evaluating the Sub-Advisory Agreement and the weight to be given to each of the factors considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement. The Board reviewed the materials prepared by Catalyst, Perini, and considered the information presented at Board meetings throughout the year during which management of each such firm had participated.

Review of Perini 15(c) Response

Nature, Extent, and Quality of Services. The Board discussed the educational and professional experience for Perini’s key personnel. The Board noted the addition of a new portfolio manager with several years of experience. The Board noted that Perini provided research and analysis for the Fund, made investment decisions, and managed the Fund’s investment operations. The Board discussed Perini’s compliance program and noted that there were no material compliance issues since the initial approval of the Sub-Advisory Agreement. The Board noted that Perini monitored the Fund’s investments and internal controls to facilitate the Fund’s compliance with its investment policies and restrictions, and was responsible for voting the Fund’s proxies, if any. The Board noted that Perini did not utilize AI in its investment-making decisions and had no material litigation pending.

Performance. The Board reviewed the Fund’s performance in relation to the Bloomberg U.S. Corporate High Yield Bond Index, for the one-year and since inception (August 2, 2024) periods ended December 31, 2025. The Board observed that Fund outperformed its benchmark across both periods.

Fees and Expenses. The Board acknowledged that the sub-advisory fees paid to Perini for the Fund are paid by Catalyst. The Board reviewed the advisory fees paid to Perini by other accounts with investment strategies similar to those of the Fund. The Board considered the respective duties of Catalyst and Perini and analyzed how fees were allocated. The Board observed that the sub-advisory fee paid by Catalyst to Perini was below the average fee paid to Perini for other accounts managed by Perini with investment objectives and strategies comparable to the Fund.

Profitability. The Board reviewed an analysis from Perini demonstrating that Perini realized a marginal profit from its provision of sub-advisory services to the Fund.

Economies of Scale. The Board acknowledged that economies of scale were primarily considered by the Board when evaluating the advisory agreement.

Catalyst/Perini Strategic Income Fund
Additional Information (continued)
March 31, 2026 (Unaudited)

Conclusion. Having requested, reviewed, and discussed in depth such information from Perini as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Catalyst/Perini Strategic Income Fund
Additional Information (continued)
March 31, 2026 (Unaudited)

N-PORT

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available without charge by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30, are available to shareholders without charge upon request by calling the Advisor toll free at 1-800-991-3319, on the Fund’s website at https://catalystmf.com/funds/catalyst-perini-strategic-income-fund/, or on the SEC’s web site at www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements,’’ which are based on current investment advisor expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. The Advisor’s and Sub Advisor’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Catalyst/Perini Strategic Income Fund
Additional Information (continued)
March 31, 2026 (Unaudited)

Investment Advisor	Management, Legal Administrative and Compliance Services

Catalyst Capital Advisors LLC	MFund Services LLC
207 Calle del Parque,	36 North New York Avenue
AM Tower, Floor 7, Suite 2	Huntington, NY 11743
San Juan, PR 00912

Investment Sub-Advisor	Legal Counsel

Perini Capital, LLC	Thompson Hine LLP
910 West Pierce Street, #225	41 South High Street, Suite 1700
Carlsbad, NM 88220	Columbus, OH 43215

Independent Registered Public Accounting Firm
Custodian
Cohen & Company, Ltd.
U.S. Bank National Association	8101 East Prentice Ave., Suite 750
1555 N Rivercenter Drive, Suite 302	Greenwood Village, CO 80111
Milwaukee, WI 53212

Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Administrator and Accounting Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

1

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

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Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(a)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Catalyst/Perini Strategic Income Fund

By	/s/ Michael Schoonover
Michael Schoonover, President
Principal Executive Officer

Date	6/3/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover, President
Principal Executive Officer

Date	6/3/2026

By	/s/ Thomas Hamel
Thomas Hamel, Treasurer
Principal Financial Officer

Date	6/3/2026

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